POST RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2013
POST RETIREMENT BENEFIT PLAN
POST RETIREMENT BENEFIT PLAN

NOTE 18 – POST RETIREMENT BENEFIT PLAN

Effective July 1, 2013, the Corporation revised its retiree medical benefit plan for employees who were hired before March 27, 2007. Newly retiring employees will no longer be offered medical, dental or life insurance coverage. Instead, qualified retirees will receive a post retirement bonus. The Corporation will pay a post retirement bonus equal to $20,000 to employees (i) who were hired prior to March 20, 2007; (ii) who retire on or after July 1, 2013; (iii) who are at least age 59 ½ at the time of retirement; and (iv) who have at least twenty-five years of service to the Corporation as of retirement. The bonus will be paid in a lump sum cash payment (subject to applicable tax withholding requirements) within 60 days after the employee’s retirement, provided such retirement constitutes a “separation from service” under section 409A of the Internal Revenue Code. The Corporation still sponsors a defined benefit post-retirement health care plan for retirees who retired prior to July 1, 2007.  Under this plan, premiums paid by retirees and spouses depend on date of retirement, age and coverage election.

            The Corporation funding policy is to make the minimal annual contribution that is required by applicable regulations, plus such amounts as the Corporation may determine to be appropriate from time to time.  The Corporation expects to contribute $145 to the plan in 2014.

            The following table provides further information about the plan:

	Post-Retirement Benefits
	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$7,421	$4,572
Service cost	138	91
Interest cost	292	351
Plan participants’ contribution	77	(81)
Expected benefits paid	(343)	(128)
Actuarial (gain) loss	(5,220)	2,616
Amendments	(52)	-
Benefit obligation at end of year	$2,313	$7,421
Change in fair value of assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	77	(209)
Plan participants' contributions	266	(105)
Benefits paid	(343)	(314)
Fair value of plan assets at end of year	$-	$-
Reconciliation of funded status to benefit costs recognized
Projected benefit obligation, end of year	$(2,313)	$(7,421)
Fair value of assets, end of year	-	-
Funded status, end of year	(2,313)	(7,421)
Unrecognized prior service cost	(52)	-
Unrecognized net loss/(gain)	(2,490)	2,920
Prepaid/(accrued) benefit cost	(4,855)	(4,501)

            Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2013	2012
Unrecognized net actuarial gain/loss	$2,490	$2,920
Unrecognized prior service cost	52	-
	$2,542	$2,920

Amounts recognized in statement of financial position are as follows:

	2013	2012
Current Liability	$183	$266
Noncurrent liability	4,672	4,235
Total	$4,855	$4,501

            A reconciliation of other comprehensive income is as follows:

	Post-Retirement Benefits
	2013	2012	2011
Accumulated other comprehensive income beginning of year	$2,920	$305	$(2,849)
Less: loss/(gain) recognized in current year	(190)	-	205
Plus: loss/(gain) incurred in current year	(136)	2,615	-
Plus: prior service cost established in current year	(52)	-	-
Other comprehensive income/(loss)	(378)	2,615	2,950
Ending balance (before tax effects)	$2,542	$2,920	$305
	Post-Retirement Benefits
Components of net periodic benefit cost:	2013	2012	2011

Service cost	$138	$91	$24
Interest cost	292	351	139
Recognized net actuarial (gain) loss	190	-	(205)
Net periodic benefit cost (income)	$620	$442	$(42)

            The estimated net gain for the defined benefits postretirement plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $188.

	Post-Retirement Benefits
Weighted-average assumption used to determine benefit obligation:	2013	2012
Discount rate	5%	4%
Rate of compensation increase	NA	NA

	Post-Retirement Benefits
Weighted-average assumptions used to determine benefit costs:	2013	2012
Discount rate	4%	8%

The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Corporation’s past practice and stated ongoing intention to maintain relatively constant cost sharing between the Corporation and retirees:

Health care trend rate	2013	2012
Initial
Pre-65	11%	11%
Post-65	7.50%	8%
Ultimate (pre and post-65	5.00%	5%
Years to ultimate
Pre-65	6	6
Post-65	5	6

            The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions:

FYE	Company Benefits
2014	$ 183
2015	167
2016	178
2017	169
2018	191
2019-2025	935
$ 1,823

               Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on total of service and interest cost	$ 29	$ (16)
Effect on postretirement benefit obligation	212	(109)